UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31,2019

Date of reporting period: December 31, 2018

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 12/31/18 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (95.6%)

COMMUNICATION SERVICES (0.2%)

	INTERNET (0.2%)
34,700	Boingo Wireless, Inc. *	$713,779

CONSUMER DISCRETIONARY (13.2%)

	APPAREL (0.4%)
65,700	Crocs, Inc. *	1,706,886

	AUTO PARTS & EQUIPMENT (0.3%)
8,000	Cooper-Standard Holdings, Inc. *	496,960
17,900	Gentherm, Inc. *	715,642
		1,212,602
	COMMERCIAL SERVICES (1.8%)
89,900	Monro, Inc. (1)	6,180,625
20,300	Nutrisystem, Inc. (1)	890,764
		7,071,389

	DISTRIBUTION & WHOLESALE (2.8%)
76,500	Pool Corp.	11,371,725

	ELECTRONICS (0.2%)
64,200	Turtle Beach Corp. *	916,134

	ENGINEERING & CONSTRUCTION (0.1%)
11,100	TopBuild Corp. *	499,500

	ENTERTAINMENT (2.2%)
25,400	Churchill Downs, Inc.	6,196,076
31,440	Marriott Vacations Worldwide Corp.	2,216,834
35,000	Penn National Gaming, Inc. *(1)	659,050
		9,071,960

	HOME BUILDERS (0.9%)
11,300	Cavco Industries, Inc. *	1,473,294
31,900	LCI Industries (1)	2,130,920
		3,604,214

	HOUSEHOLD PRODUCTS (0.6%)
19,600	Helen of Troy, Ltd. *	2,571,128

	HOUSEWARES (0.2%)
30,400	Tupperware Brands Corp.	959,728

	INTERNET (1.3%)
14,600	Shutterfly, Inc. *(1)	587,796
28,800	Stamps.com, Inc. *(1)	4,482,432
		5,070,228

	LEISURE TIME (0.4%)
26,700	Planet Fitness, Inc. Class A *	1,431,654

	LODGING (0.1%)
17,900	Hilton Grand Vacations, Inc. *	472,381

	RETAIL (1.9%)
11,100	Asbury Automotive Group, Inc. *(1)	739,926
39,900	Cheesecake Factory, Inc. (The) (1)	1,736,049
6,300	Children's Place, Inc. (The) (1)	567,567
33,900	Dave & Buster's Entertainment, Inc. (1)	1,510,584
29,400	Movado Group, Inc. (1)	929,628
12,700	Shake Shack, Inc. Class A *(1)	576,834
25,900	Texas Roadhouse, Inc.	1,546,230
		7,606,818
		53,566,347

CONSUMER STAPLES (4.6%)

	COMMERCIAL SERVICES (0.4%)
11,400	Medifast, Inc.	1,425,228

	FOOD (3.4%)
38,800	B&G Foods, Inc. (1)	1,121,708
12,600	Cal-Maine Foods, Inc. (1)	532,980
54,200	Calavo Growers, Inc. (1)	3,954,432
42,300	J&J Snack Foods Corp. (1)	6,116,157
11,600	Lancaster Colony Corp.	2,051,576
		13,776,853

	RETAIL (0.8%)
26,600	Casey's General Stores, Inc. (1)	3,408,524
		18,610,605

FINANCIALS (9.8%)

	BANKS (2.2%)
104,548	First Financial Bankshares, Inc. (1)	6,031,374
37,900	Prosperity Bancshares, Inc. (1)	2,361,170
13,800	Walker & Dunlop, Inc.	596,850
		8,989,394

	COMMERCIAL SERVICES (0.7%)
32,900	Green Dot Corp. Class A *	2,616,208

	DIVERSIFIED FINANCIALS (2.8%)
26,400	Enova International, Inc. *	513,744
26,400	LendingTree, Inc. *(1)	5,796,648
125,100	Stifel Financial Corp.	5,181,642
		11,492,034

	INSURANCE (4.1%)
18,200	Primerica, Inc. (1)	1,778,322
58,600	ProAssurance Corp.	2,376,816
20,300	RenaissanceRe Holdings, Ltd.	2,714,110
131,900	RLI Corp. (1)	9,099,781
9,100	Selective Insurance Group, Inc.	554,554
		16,523,583
		39,621,219

HEALTHCARE (9.7%)

	HEALTHCARE PRODUCTS (4.1%)
22,100	Avanos Medical, Inc. *(1)	989,859
39,900	Cantel Medical Corp.	2,970,555
11,500	Haemonetics Corp. *	1,150,575
31,500	ICU Medical, Inc. *(1)	7,233,345

1

December 31, 2018

Shares		Value
12,200	Insulet Corp. *(1)	$967,704
13,400	Integra LifeSciences Holdings Corp. *	604,340
27,200	Merit Medical Systems, Inc. *(1)	1,518,032
7,100	Nevro Corp. *(1)	276,119
17,200	Tactile Systems Technology, Inc. *(1)	783,460
		16,493,989

	HEALTHCARE SERVICES (4.0%)
32,000	Chemed Corp.	9,064,960
8,100	LHC Group, Inc. *(1)	760,428
18,000	Teladoc Health, Inc. *(1)	892,260
55,100	US Physical Therapy, Inc.	5,639,485
		16,357,133

	PHARMACEUTICALS (1.0%)
79,000	Akorn, Inc. *(1)	267,810
39,066	Neogen Corp. *	2,226,762
15,200	PRA Health Sciences, Inc. *	1,397,792
		3,892,364

	RETAIL (0.2%)
31,800	PetIQ, Inc. *(1)	746,346

	SOFTWARE (0.4%)
25,000	Omnicell, Inc. *(1)	1,531,000
		39,020,832

INDUSTRIALS (28.6%)

	AEROSPACE & DEFENSE (3.7%)
14,900	Esterline Technologies Corp. *	1,809,605
11,700	Kaman Corp.	656,253
60,000	Teledyne Technologies, Inc. *	12,424,200
		14,890,058

	BUILDING MATERIALS (4.0%)
118,300	AAON, Inc. (1)	4,147,598
8,400	American Woodmark Corp. *(1)	467,712
42,000	Lennox International, Inc.	9,192,120
24,400	PGT Innovations, Inc. *	386,740
32,000	Trex Co., Inc. *(1)	1,899,520
		16,093,690

	COMMERCIAL SERVICES (3.4%)
14,200	ASGN, Inc. *	773,900
24,000	FTI Consulting, Inc. *	1,599,360
198,800	Healthcare Services Group, Inc. (1)	7,987,784
21,200	Insperity, Inc.	1,979,232
11,700	Korn/Ferry International	462,618
26,000	TriNet Group, Inc. *	1,090,700
		13,893,594

	COMPUTERS (0.4%)
32,300	Mercury Systems, Inc. *(1)	1,527,467

	ELECTRICAL EQUIPMENT (1.6%)
85,700	EnerSys	6,651,177

	ELECTRONICS (2.2%)
21,000	Watts Water Technologies, Inc. Class A	1,355,130
102,000	Woodward Inc.	7,577,580
		8,932,710

	ENGINEERING & CONSTRUCTION (2.1%)
37,100	Comfort Systems USA, Inc.	1,620,528
134,400	Exponent, Inc. (1)	6,815,424
		8,435,952

	HAND & MACHINE TOOLS (1.3%)
67,500	Lincoln Electric Holdings, Inc.	5,322,375

	HOUSEWARES (2.7%)
194,100	Toro Co. (The)	10,846,308

	MACHINERY DIVERSIFIED (1.1%)
28,000	Applied Industrial Technologies, Inc.	1,510,320
12,900	Kadant, Inc.	1,050,834
18,400	Middleby Corp. (The) *(1)	1,890,232
		4,451,386

	METAL FABRICATE/HARDWARE (2.8%)
69,500	AZZ, Inc.	2,805,020
52,500	RBC Bearings, Inc. *(1)	6,882,750
13,800	Valmont Industries, Inc.	1,531,110
		11,218,880

	MISCELLANEOUS MANUFACTURERS (2.0%)
12,200	Axon Enterprise, Inc. *(1)	533,750
36,200	Carlisle Companies, Inc.	3,638,824
44,600	EnPro Industries, Inc.	2,680,460
13,100	John Bean Technologies Corp. (1)	940,711
15,600	Lydall, Inc. *	316,836
		8,110,581

	RETAIL (0.3%)
38,600	Rush Enterprises, Inc. Class A	1,330,928

	TRANSPORTATION (0.8%)
33,800	Landstar System, Inc.	3,233,646

	TRUCKING & LEASING (0.2%)
11,500	GATX Corp. (1)	814,315
		115,753,067

INFORMATION TECHNOLOGY (22.1%)

	ADVERTISING (0.5%)
18,000	Trade Desk, Inc. (The) Class A *(1)	2,089,080

	COMMERCIAL SERVICES (1.6%)
46,500	WEX, Inc. *	6,512,790

	COMPUTERS (2.8%)
5,300	CACI International, Inc. Class A *	763,359
57,700	ExlService Holdings, Inc. *	3,036,174
47,900	MAXIMUS, Inc.	3,117,811

2

Schedule of Investments (unaudited) (continued)

Shares		Value
24,700	Qualys, Inc. *(1)	$1,846,078
41,700	Science Applications International Corp. (1)	2,656,290
		11,419,712

	ELECTRICAL EQUIPMENT (0.4%)
10,400	Littelfuse, Inc.	1,783,392

	ELECTRONICS (2.2%)
27,500	Alarm.com Holdings, Inc. *(1)	1,426,425
3,500	Coherent, Inc. *(1)	369,985
38,800	SYNNEX Corp. (1)	3,136,592
48,000	Tech Data Corp. *	3,926,880
		8,859,882

	ENERGY-ALTERNATE SOURCES (0.1%)
13,000	SolarEdge Technologies, Inc. *(1)	456,300

	INTERNET (2.9%)
93,300	ePlus, Inc. *	6,640,161
45,200	Proofpoint, Inc. *	3,788,212
19,100	Zendesk, Inc. *	1,114,867
		11,543,240

	SEMICONDUCTORS (0.4%)
26,500	Brooks Automation, Inc. (1)	693,770
3,160	Cabot Microelectronics Corp.	301,306
8,600	Silicon Laboratories, Inc. *	677,766
		1,672,842

	SOFTWARE (11.2%)
79,300	ACI Worldwide, Inc. *	2,194,231
19,800	Blackbaud, Inc.	1,245,420
18,400	Bottomline Technologies DE, Inc. *	883,200
32,400	Everbridge, Inc. *	1,839,024
38,100	Fair Isaac Corp. *	7,124,700
54,300	Five9, Inc. *	2,373,996
21,000	Instructure, Inc. *(1)	787,710
39,300	j2 Global, Inc. (1)	2,726,634
25,100	New Relic, Inc. *(1)	2,032,347
16,300	Paycom Software, Inc. *(1)	1,995,935
19,600	Progress Software Corp.	695,604
36,300	SPS Commerce, Inc. *	2,990,394
62,058	Tyler Technologies, Inc. *	11,531,618
27,500	Ultimate Software Group, Inc. (The) *	6,733,925
		45,154,738
		89,491,976

MATERIALS (5.7%)
	BUILDING MATERIALS (0.3%)
29,100	US Concrete, Inc. *(1)	1,026,648

	CHEMICALS (1.7%)
12,700	Balchem Corp.	995,045
29,900	PolyOne Corp.	855,140
9,100	Quaker Chemical Corp.	1,617,161
58,300	Sensient Technologies Corp. (1)	3,256,055
		6,723,401

	HOUSEWARES (0.5%)
35,500	Scotts Miracle-Gro Co. (The) (1)	2,181,830

	MISCELLANEOUS MANUFACTURERS (2.2%)
95,200	AptarGroup, Inc.	8,955,464

	PACKAGING & CONTAINERS (1.0%)
172,600	Silgan Holdings, Inc.	4,076,812
		22,964,155

UTILITIES (1.7%)
	ELECTRIC (0.5%)
37,800	El Paso Electric Co.	1,894,914

	OIL & GAS (1.2%)
25,300	New Jersey Resources Corp.	1,155,451
90,800	South Jersey Industries, Inc. (1)	2,524,240
17,200	Southwest Gas Holdings, Inc.	1,315,800
		4,995,491
		6,890,405

	TOTAL COMMON STOCKS (Cost $273,753,839) (95.6%)	386,632,385

SHORT-TERM INVESTMENTS (7.5%)

MONEY MARKET FUNDS (7.5%)
10,153,609	State Street Institutional Liquid Reserves Fund	10,153,609
20,311,866	State Street Navigator Securities Lending Government Money Market Portfolio (2)	20,311,866

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,464,460) (7.5%)	30,465,475

	TOTAL INVESTMENT SECURITIES (103.1%) (Cost $304,218,299)	$417,097,860

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.1%)		(12,540,331)

NET ASSETS (3) (100%)		$404,557,529

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2018, the market value of the securities on loan was $97,638,437.

3

December 31, 2018

(2)	Securities with an aggregate market value of $97,638,437 were out on loan in exchange for $20,311,866 of cash collateral as of December 31, 2018. The collateral was invested in a cash collateral reinvestment vehicle.

(3)	For federal income tax purposes, the aggregate cost was $304,218,299, aggregate gross unrealized appreciation was $129,520,154, aggregate gross unrealized depreciation was $16,640,593 and the net unrealized appreciation was $112,879,561.

4

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$386,632,385	$—	$—	$386,632,385
Short-Term Investments	30,465,475	—	—	30,465,475
Total Investments in Securities	$417,097,860	$—	$—	$417,097,860

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended December 31, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended December 31, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By /s/ Mitchell E. Appel

Mitchell E. Appel, President

Date: 2/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mitchell E. Appel

Mitchell E. Appel, President, Principal Executive Officer

By /s/ Emily D. Washington

Emily D. Washington, Treasurer, Principal Financial Officer

Date: 2/27/19